Domini Impact Equity Fund
DOMINI IMPACT EQUITY FUNDSM
Investment objective:
The Fund seeks to provide its shareholders with long-term total return.
Fees and expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Impact Bond Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-16 under the heading “How Sales Charges Are Calculated for Class A Shares” and on page C-1 under the heading “Intermediary-Defined Sales Charge Waiver Policies,” and in the Fund’s Statement of Additional Information (“SAI”) on page 39 under the heading “Additional Information Regarding Class A Sales Charges.” If you invest in Institutional or Class R shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder fees (paid directly from your investment)
Shareholder Fees - Domini Impact Equity Fund - USD ($)		Investor	Class A		Institutional	Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price		none	4.75%		none	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption		none	none	[1],[2]	none	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)		2.00%	2.00%		2.00%	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	[3],[4]	$ 15	$ 15		$ 15	$ 15
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	[5]	$ 10	$ 10		$ 10	$ 10
[1]	(under $1 million)
[2]	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.
[3]	/year
[4]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[5]	/transfer

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Domini Impact Equity Fund		Investor	Class A	Institutional	Class R
Management fees	[1]	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) fees		0.25%	0.25%	none	none
Sponsorship fee	[2]	0.45%	0.45%	0.45%	0.45%
Other miscellaneous expenses		0.19%	0.53%	0.11%	0.23%
Total other expenses		0.64%	0.98%	0.56%	0.68%
Total annual Fund operating expenses		1.09%	1.43%	0.76%	0.88%
Fee waiver and expense reimbursements	[3]	none	(0.34%)	(0.02%)	(0.08%)
Total annual Fund operating expenses after fee waivers and expense reimbursements		1.09%	1.09%	0.74%	0.80%
[1]	Restated to reflect current fees.
[2]	Sponsorship fee is for administrative services provided to the Fund by the Fund’s adviser.
[3]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A, Institutional, and Class R share expenses to 1.09%, 0.74%, and 0.80%, respectively. The Class A, Institutional and Class R share agreement expires on November 30, 2020, absent an earlier modification by the Fund’s Board.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Share classes (whether or not shares are redeemed)
Expense Example - Domini Impact Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	111	347	601	1,329
Class A	581	874	1,189	2,079
Institutional	76	241	420	940
Class R	82	273	480	1,077

Share classes (whether or not shares are redeemed)
Expense Example, No Redemption - Domini Impact Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	111	347	601	1,329
Class A	581	874	1,189	2,079
Institutional	76	241	420	940
Class R	82	273	480	1,077

Portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal investment strategies:
The Fund may invest in equity securities of companies of any capitalization, but under normal circumstances, the Fund primarily invests in mid- and large-capitalization U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in equity securities and related investments with similar economic characteristics including derivative instruments such as futures and options. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, preferred shares, equity interests in real estate investment trusts (REITs), and funds that invest primarily in equity securities. Investment selections are made by Domini Impact Investments LLC (“Domini”) based on research and analysis of environmental and social criteria. In addition, the Fund will also invest in companies that Domini believes demonstrate a commitment to sustainability solutions and are evaluated using fundamental analysis of environmental, social, and financial criteria. The Fund may also invest in companies organized or traded outside the U.S. The Fund may have significant exposure to securities of issuers in the information technology, health care, financial, consumer discretionary, and communication service sectors. The Fund may hold cash or other short-term investments to provide the Fund with the flexibility to meet redemptions and expenses and to readjust its portfolio holdings.

The Fund will invest in companies that Domini believes have strong environmental and social profiles and may sell a security if the issuer fails to meet Domini’s environmental and social standards. The Fund’s subadviser will purchase or sell securities at a time determined appropriate by the subadviser and in accordance with, but not necessarily identically to, the weights provided with Domini’s investment selections, or as necessary to manage the amount of the Fund’s assets to be held in short term investments.

While pursuing their financial objectives, impact investors seek to use their investments to create a more fair and sustainable world. Domini believes that by factoring environmental and social standards into their investment decisions, investors can encourage greater corporate accountability. Domini evaluates the Fund’s potential investments against its environmental and social standards based on the businesses in which an issuer engages, as well as on the quality of the issuer’s relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. Domini’s interpretation and application of its environmental and social standards are subjective and may evolve over time.
Principal Risks:
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.
  Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
  Impact Investing Risk. The application of the adviser’s environmental and social standards and the timing of the subadviser’s implementation of such standards will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Portfolio Management Risk The value of your investment may decrease if the Adviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Fund.
  Information Risk. There is a risk that information used by the adviser to evaluate the environmental and social performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its environmental and social standards, which may negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.
  Mid- to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies.
  Small-Cap Companies Risk. Compared to large companies, small-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines, capital resources and depth of management, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.
  Foreign Investing Risk. Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, terrorism and political or financial instability; regulatory differences such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision.
  Market Sector Risk. The Fund may hold a large percentage of securities in a single market sector. To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments or risks affecting such market sector than a Fund without the same focus.
  Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
  Health Care Sector Risk. Securities in the health care sector, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.
  Financial Sector Risk. Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
  Consumer Discretionary Sector Risk. Securities in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.
  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
  Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
  Liquidity Risk. The Fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly, and they may become difficult to purchase or sell, or may be illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make markets for certain securities. Due to limitations on investments in illiquid securities, the Fund may be unable to achieve its desired level of exposure to certain sectors. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell such securities at a loss.
  Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Cybersecurity Risk. Cybersecurity failures by or breaches of the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.
These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Investment results:
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor’s 500 Index (S&P 500), an unmanaged index of common stocks. SSGA Funds Management, Inc. commenced submanagement services for the Fund on December 1, 2018. A different subadviser served as the Fund’s subadviser for periods prior to December 1, 2018. The performance shown for periods prior to December 1, 2018, reflects the investment strategies employed during those periods. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes.

Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance or by calling 1-800-582-6757.

The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Average Annual Total Return (%) Calendar years ended December 31

Highest/lowest quarterly results during this time period were: 20.58% (quarter ended 6/30/2009) and –14.36%% (quarter ended 9/30/2011). The Fund’s year-to-date results as of the most recent calendar quarter ended 09/30/2019 were 20.50%.
Average annual total returns for periods ended December 31, 2018 (with maximum sales charge for Class A shares)
Average Annual Total Returns - Domini Impact Equity Fund	1 Year	5 Years	10 Years
Investor shares	(9.08%)	4.29%	10.98%
Investor shares | Return after taxes on distributions	(12.00%)	2.51%	9.97%
Investor shares | Return after taxes on distributions and sale of shares	(3.60%)	3.23%	9.06%
Class A shares	(13.39%)	3.26%	10.46%
Institutional shares	(8.72%)	4.67%	11.43%
Class R shares	(8.94%)	4.59%	11.35%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%

After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).